CASH FLOW STATEMENT - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
The Group [member]
Profit before tax	[1]	£ 5,660
Change in operating assets		34,184
Change in operating liabilities		(61,433)
Non-cash and other items		(743)
Tax received (paid)		(1,616)
Net cash used in operating activities		(23,948)
Cash flows from investing activities
Purchase of financial assets		(12,309)
Proceeds from sale and maturity of financial assets		26,863
Purchase of fixed assets		(3,450)
Proceeds from sale of fixed assets		1,262
Acquisition of businesses, net of cash acquired		(26)
Disposal of businesses, net of cash disposed		8,604
Net cash provided by investing activities		20,944
Cash flows from financing activities
Dividends paid to ordinary shareholders		(11,022)
Distributions on other equity instruments		(275)
Dividends paid to non-controlling interests		(36)
Return of capital contribution		(9)		£ (77)	£ (441)
Interest paid on subordinated liabilities		(1,022)
Proceeds from issue of subordinated liabilities		201
Return of capital to parent company		(2,975)
Repayment of subordinated liabilities		(2,256)
Borrowings from parent company		9,860
Repayments to parent company		(10,354)
Interest paid on borrowing from parent company		(370)
Net cash (used in) provided by financing activities		(18,258)
Effect of exchange rate changes on cash and cash equivalents		3
Change in cash and cash equivalents		(21,259)
Cash and cash equivalents at beginning of year		60,982
Cash and cash equivalents at end of year		39,723		60,982
The Group [member] | Previously stated [member]
Profit before tax	[1]			5,978	2,556
Change in operating assets				(15,733)	(3,300)
Change in operating liabilities				(13,379)	(2,029)
Non-cash and other items				12,297	13,871
Tax received (paid)				(682)	(130)
Net cash used in operating activities				(11,519)	10,968
Cash flows from investing activities
Purchase of financial assets				(7,857)	(4,930)
Proceeds from sale and maturity of financial assets				18,667	6,335
Purchase of fixed assets				(3,655)	(3,760)
Proceeds from sale of fixed assets				1,444	1,684
Acquisition of businesses, net of cash acquired				(1,913)	(20)
Disposal of businesses, net of cash disposed				984	5
Net cash provided by investing activities				7,670	(686)
Cash flows from financing activities
Dividends paid to ordinary shareholders				(2,650)	(3,040)
Distributions on other equity instruments				(273)	(119)
Dividends paid to non-controlling interests				(69)	(29)
Return of capital contribution				(77)	(441)
Interest paid on subordinated liabilities				(1,157)	(2,003)
Proceeds from issue of Additional Tier 1 securities					3,217
Proceeds from issue of subordinated liabilities					2,753
Repayment of subordinated liabilities				(1,608)	(15,207)
Borrowings from parent company				8,476	305
Repayments to parent company				(475)	(4,585)
Interest paid on borrowing from parent company				(244)	(496)
Other changes in non-controlling interests					297
Net cash (used in) provided by financing activities				1,923	(19,348)
Effect of exchange rate changes on cash and cash equivalents					21
Change in cash and cash equivalents				(1,926)	(9,045)
Cash and cash equivalents at beginning of year		60,982		62,908	71,953
Cash and cash equivalents at end of year				60,982	62,908
The Bank [member]
Profit before tax		6,898	[1]	5,808	2,030
Change in operating assets		46,534
Change in operating liabilities		(76,719)
Non-cash and other items		(3,610)
Tax received (paid)		(393)
Net cash used in operating activities		(27,290)
Cash flows from investing activities
Purchase of financial assets		(11,699)
Proceeds from sale and maturity of financial assets		25,927
Purchase of fixed assets		(1,486)
Proceeds from sale of fixed assets		113
Additional capital injections to subsidiaries		(13)
Dividends received from subsidiaries		4,867
Distributions on other equity instruments received		101
Capital repayments and redemptions		210
Acquisition of businesses, net of cash acquired		(98)
Disposal of businesses, net of cash disposed		7,704
Net cash provided by investing activities		25,626
Cash flows from financing activities
Dividends paid to ordinary shareholders		(11,022)
Distributions on other equity instruments		(275)
Return of capital contribution		(9)		(77)	(441)
Interest paid on subordinated liabilities		(659)
Return of capital to parent company		(2,975)
Borrowings from parent company		9,860
Repayments to parent company		(10,354)
Interest paid on borrowing from parent company		(370)
Net cash (used in) provided by financing activities		(15,804)
Effect of exchange rate changes on cash and cash equivalents		2
Change in cash and cash equivalents		(17,466)
Cash and cash equivalents at beginning of year		56,120
Cash and cash equivalents at end of year		38,654		56,120
The Bank [member] | Previously stated [member]
Profit before tax	[1]			5,808	2,030
Change in operating assets				(11,165)	(19,073)
Change in operating liabilities				3,463	19,375
Non-cash and other items				(1,973)	(1,913)
Tax received (paid)				437	654
Net cash used in operating activities				(3,430)	1,073
Cash flows from investing activities
Purchase of financial assets				(7,550)	(4,664)
Proceeds from sale and maturity of financial assets				16,480	6,429
Purchase of fixed assets				(1,155)	(1,122)
Proceeds from sale of fixed assets				85	19
Additional capital injections to subsidiaries				(34)	(81)
Dividends received from subsidiaries				4,378	3,984
Distributions on other equity instruments received				101
Acquisition of businesses, net of cash acquired				(2,026)
Disposal of businesses, net of cash disposed				592	3
Net cash provided by investing activities				10,871	4,568
Cash flows from financing activities
Dividends paid to ordinary shareholders				(2,650)	(3,040)
Distributions on other equity instruments				(273)	(119)
Return of capital contribution				(77)	(441)
Interest paid on subordinated liabilities				(668)	(1,516)
Proceeds from issue of Additional Tier 1 securities					3,217
Proceeds from issue of subordinated liabilities					2,753
Repayment of subordinated liabilities				(675)	(13,200)
Borrowings from parent company				8,476
Repayments to parent company				(475)	(3,387)
Interest paid on borrowing from parent company				(244)	(496)
Net cash (used in) provided by financing activities				3,414	(16,229)
Effect of exchange rate changes on cash and cash equivalents				(1)	2
Change in cash and cash equivalents				10,854	(10,586)
Cash and cash equivalents at beginning of year		56,120		45,266	55,852
Cash and cash equivalents at end of year				56,120	£ 45,266
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | The Group [member]
Cash flows from financing activities
Cash and cash equivalents at beginning of year	[2]	£ (2,274)
Cash and cash equivalents at end of year	[2]			£ (2,274)

[1]	Group profit before tax comprises 4,280 million in respect of continuing operations and 1,380 million in respect of discontinued operations (2017: 5,035 million in respect of continuing operations and 943 million in respect of discontinued operations; 2016: 1,977 million in respect of continuing operations and 579 million in respect of discontinued operations).
[2]	See note 1.